One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 11, 2021

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century World Mutual Funds, Inc.	0000872825	January 27, 2021
BlackRock Funds	0000844779	February 3, 2021
Federated Hermes Investment Series Funds, Inc.	0000889388	January 27, 2021
Fidelity Advisor Series I	0000722574	January 22, 2021
North Square Investments Trust	0001750821	February 8, 2021
Prudential Investment Portfolios 18	0001052118	January 22, 2021
T. Rowe Price Retirement Funds, Inc.	0001177017	January 22, 2021
Wells Fargo Funds Trust	0001081400	February 3, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company